MAJOR CUSTOMERS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Major Customers	44.00%	72.00%	58.00%	52.00%